Prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayment and other assets
Loans receivable, net	[1]	¥ 25,988		¥ 38,631
Security deposits with real estate developers, net		66,978		110,910
Rental and other deposits, net		5,672		12,635
Other receivables		93,358		57,995
Prepayments and other assets, net		191,996		220,171
Current Portion		191,996	$ 27,837	220,171
Total prepayments and other assets, net		¥ 191,996		¥ 220,171

[1]	(1) Loans receivable, net